Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund
Touchstone Small Cap Value Fund

August 29, 2014

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Small Cap Value Fund

Supplement to the Prospectus and Summary Prospectus

Dated January 30, 2014

On August 21, 2014, the Board of Trustees of Touchstone Funds Group Trust approved changes to the principal investment strategy of the Touchstone Small Cap Value Fund (the “Fund”). Accordingly, effective October 1, 2014, the definition of small capitalization in the section of the Prospectus and Summary Prospectus entitled “The Fund's Principal Investment Strategies” is replaced with the following:

“For purposes of the Fund, a small capitalization company has a market capitalization at the time of purchase within the range represented in the Russell 2000® Value Index (between approximately $156 million and $4.36 billion as of June 30, 2014). The market capitalization range of the Russell 2000® Value Index will change with market conditions.”

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.